Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2012
GMO Trust | GMO Strategic Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO STRATEGIC FIXED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in Asset Allocation Funds or accounts. Accordingly, the Fund is not a standalone investment and the Fund’s investment returns may be more volatile than a standalone investment vehicle. The Manager uses multi-year forecasts of returns and risk to determine the Fund’s strategic direction.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in fixed income securities (see “Name Policies”). The term “fixed income security” includes (i) obligations of an issuer to make payments of principal and/or interest (whether fixed or variable) on future dates and (ii) synthetic debt instruments created by the Manager by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in fixed income securities of any kind (e.g., fixed income securities of any maturity, duration or credit quality). The Fund may invest in any sector of the fixed income market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The Fund may invest all of its assets in below investment grade securities (commonly referred to as “junk bonds”). The sectors and types of fixed income securities in which the Fund may invest or hold include, but are not limited to:

  investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);
  below investment grade bonds;
  inflation indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation indexed bonds issued by corporations;
  sovereign debt of emerging countries and other bonds issued in emerging countries (including below investment grade bonds); and
  asset-backed securities.
The Fund has substantial holdings of Short-Duration Collateral Fund (“SDCF”) (a Fund that primarily holds U.S. asset-backed securities) and World Opportunity Overlay Fund (“Overlay Fund”) (a Fund that invests in asset-backed securities and uses derivatives to attempt to exploit misvaluations in world interest rates, currencies and credit markets).

The Fund also may invest in exchange-traded and over-the-counter (“OTC”) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (including credit default swaps), interest rate options, swaps on interest rates and other types of derivatives. The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including Overlay Fund, Emerging Country Debt Fund (“ECDF”) (to gain exposure to emerging country debt markets), High Quality Short-Duration Bond Fund (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments) and Debt Opportunities Fund (to gain exposure to global credit markets). For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.

As a result primarily of its investment in SDCF, Overlay Fund and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade.

		The Manager does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and the Manager’s assessment of different sectors of the bond market.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. The risk of counterparty default is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, or companies with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds will not perform as expected.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 8.76% (2Q2009) Lowest Quarter: -17.50% (4Q2008) Year-to-Date (as of 3/31/12): 0.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2011
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
GMO Trust | GMO Strategic Fixed Income Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.20%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.20%
Management fee	rr_ManagementFeesOverAssets	0.25%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.46%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.42%	[3]
1 Year	rr_ExpenseExampleYear01	84	[4]
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	316
10 Years	rr_ExpenseExampleYear10	670
1 Year	rr_ExpenseExampleNoRedemptionYear01	63	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	172
5 Years	rr_ExpenseExampleNoRedemptionYear05	291
10 Years	rr_ExpenseExampleNoRedemptionYear10	639
2007	rr_AnnualReturn2007	(0.85%)
2008	rr_AnnualReturn2008	(22.21%)
2009	rr_AnnualReturn2009	25.81%
2010	rr_AnnualReturn2010	5.18%
2011	rr_AnnualReturn2011	13.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.50%)
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2006
GMO Trust | GMO Strategic Fixed Income Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.20%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.20%
Management fee	rr_ManagementFeesOverAssets	0.25%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.02%
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.37%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.33%	[3]
1 Year	rr_ExpenseExampleYear01	75	[4]
3 Years	rr_ExpenseExampleYear03	166
5 Years	rr_ExpenseExampleYear05	266
10 Years	rr_ExpenseExampleYear10	560
1 Year	rr_ExpenseExampleNoRedemptionYear01	54	[4]
3 Years	rr_ExpenseExampleNoRedemptionYear03	143
5 Years	rr_ExpenseExampleNoRedemptionYear05	241
10 Years	rr_ExpenseExampleNoRedemptionYear10	529
1 Year	rr_AverageAnnualReturnYear01	13.48%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006
GMO Trust | Return After Taxes on Distributions | GMO Strategic Fixed Income Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.18%
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2006
GMO Trust | Return After Taxes on Distributions and Sale of Fund Shares | GMO Strategic Fixed Income Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2006
GMO Trust | J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes) | GMO Strategic Fixed Income Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2006
GMO Trust | J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes) | GMO Strategic Fixed Income Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.44%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2006

[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund's direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.02%, 0.01%, and less than 0.01%, respectively.
[3]	Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)
[4]	After reimbursement